SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Balance - December 31, 2020	$ 38,660
Balance - December 31, 2021
Balance - December 31, 2020	39,385
Interest expense	3,383
Lease payment	(35,831)
Lease termination	(6,937)
Balance - December 31, 2021
Office [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2020	38,660
Depreciation during the year	(31,480)
Lease termination	(7,180)
Foreign currency translation differences
Balance - December 31, 2021